Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018
22. Other liabilities
Accruals and deferred income	£ 2,419		£ 2,680
Other creditors	2,116		2,345
Items in the course of collection due to other banks	175		141
Lease liabilities and Obligation under Finance Lease (refer to Note 20)	529	[1]	4
Other liabilities	£ 5,239		£ 5,170

[1]	Lease liabili ties represents the minimum lease payments under the lease discounted at the rate implicit in the lease.